S000006016 [Member] Performance Management - Permanent Portfolio	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and average annual total return table provide an indication of the risks of investing in the Portfolio by showing yearly changes in the performance of the Portfolio’s Class I shares over the last ten calendar years and by showing how the average annual total returns of the Portfolio’s Class I, Class A and Class C shares for various periods compare with two broad-based market indexes, which are described in “Descriptions of Market Indexes” in the Portfolio’s Prospectus. If the investment adviser had not agreed to waive or reimburse certain Portfolio expenses during a portion of this period, the Portfolio’s returns would have been less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
The bar chart shows the returns for the Portfolio’s Class I shares. The returns for the Portfolio’s Class A and Class C shares would have been lower than the Class I shares’ returns shown in the bar chart because the expenses of those share classes are higher. The average annual total return table shows the Portfolio’s average annual total returns for its Class I, Class A and Class C shares.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and average annual total return table provide an indication of the risks of investing in the Portfolio by showing yearly changes in the performance of the Portfolio’s Class I shares over the last ten calendar years and by showing how the average annual total returns of the Portfolio’s Class I, Class A and Class C shares for various periods compare with two broad-based market indexes, which are described in “Descriptions of Market Indexes” in the Portfolio’s Prospectus.
Bar Chart [Heading]	Permanent Portfolio Annual Total Returns Years Ended December 31
Bar Chart Closing [Text Block]
The year-to-date return through the calendar quarter ended March 31, 2026 was 4.73%.
Highest/lowest quarterly return during the period shown:

Highest Quarter	Lowest Quarter

2nd Quarter 2020 17.44%	1st Quarter 2020 -12.49%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after‑tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after‑tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after‑tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	“Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after‑tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary.
Performance Availability Website Address [Text]	www.permanentportfoliofunds.com
Performance Availability Phone [Text]	(800) 531-5142
Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.73%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(12.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020